Provisions - Movement of the provision for closure of mining units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions
Disbursements	$ (18,032)	$ (16,508)
Classification by maturity:
Current portion	94,171	81,039	$ 51,816
Non-current portion	204,347	232,288	249,596
Closure of mining units and exploration projects [Member]
Provisions
Beginning balance	271,987	277,689
Continuing mining units, note 11(a)	(21,869)	(3,272)
Continuing mining units, note 28(a)	(302)	0
Discontinued mining units, note 1(e)	660	3,021
Exploration projects, note 28(a)	13,631	2,030
Additions (reversals) in estimates and reclassifications	(7,880)	1,779
Continuing mining units, note 29(a)	4,932	5,522
Discontinued mining units, note 1(e)	59	25
Exploration projects, note 29(a)	138	76
Disbursements	(14,989)	(13,104)
Ending balance	254,247	271,987	277,689
Classification by maturity:
Current portion	60,644	54,013
Non-current portion	193,603	217,974
Provision for closure of mining units and exploration projects	$ 254,247	$ 271,987	$ 277,689